Shareholder Report, Holdings (Details)	Oct. 31, 2024
American Funds College 2042 Fund - Class 529-A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds College 2042 Fund - Class 529-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds College 2042 Fund - Class 529-A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds College 2042 Fund - Class 529-A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds College 2042 Fund - Class 529-A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2042 Fund - Class 529-C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds College 2042 Fund - Class 529-C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds College 2042 Fund - Class 529-C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds College 2042 Fund - Class 529-C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds College 2042 Fund - Class 529-C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2042 Fund - Class 529-E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds College 2042 Fund - Class 529-E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds College 2042 Fund - Class 529-E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds College 2042 Fund - Class 529-E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds College 2042 Fund - Class 529-E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2042 Fund - Class 529-T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds College 2042 Fund - Class 529-T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds College 2042 Fund - Class 529-T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds College 2042 Fund - Class 529-T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds College 2042 Fund - Class 529-T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2042 Fund - Class 529-F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds College 2042 Fund - Class 529-F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds College 2042 Fund - Class 529-F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds College 2042 Fund - Class 529-F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds College 2042 Fund - Class 529-F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2042 Fund - Class 529-F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds College 2042 Fund - Class 529-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds College 2042 Fund - Class 529-F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds College 2042 Fund - Class 529-F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds College 2042 Fund - Class 529-F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2042 Fund - Class 529-F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
American Funds College 2042 Fund - Class 529-F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds College 2042 Fund - Class 529-F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds College 2042 Fund - Class 529-F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds College 2042 Fund - Class 529-F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2039 Fund - Class 529-A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
American Funds College 2039 Fund - Class 529-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds College 2039 Fund - Class 529-A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds College 2039 Fund - Class 529-A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds College 2039 Fund - Class 529-A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2039 Fund - Class 529-C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
American Funds College 2039 Fund - Class 529-C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds College 2039 Fund - Class 529-C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds College 2039 Fund - Class 529-C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds College 2039 Fund - Class 529-C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2039 Fund - Class 529-E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
American Funds College 2039 Fund - Class 529-E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds College 2039 Fund - Class 529-E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds College 2039 Fund - Class 529-E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds College 2039 Fund - Class 529-E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2039 Fund - Class 529-T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
American Funds College 2039 Fund - Class 529-T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds College 2039 Fund - Class 529-T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds College 2039 Fund - Class 529-T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds College 2039 Fund - Class 529-T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2039 Fund - Class 529-F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
American Funds College 2039 Fund - Class 529-F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds College 2039 Fund - Class 529-F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds College 2039 Fund - Class 529-F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds College 2039 Fund - Class 529-F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2039 Fund - Class 529-F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
American Funds College 2039 Fund - Class 529-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds College 2039 Fund - Class 529-F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds College 2039 Fund - Class 529-F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds College 2039 Fund - Class 529-F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2039 Fund - Class 529-F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
American Funds College 2039 Fund - Class 529-F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds College 2039 Fund - Class 529-F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds College 2039 Fund - Class 529-F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds College 2039 Fund - Class 529-F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2036 Fund - Class 529-A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds College 2036 Fund - Class 529-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds College 2036 Fund - Class 529-A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds College 2036 Fund - Class 529-A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds College 2036 Fund - Class 529-A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2036 Fund - Class 529-A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
American Funds College 2036 Fund - Class 529-C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds College 2036 Fund - Class 529-C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds College 2036 Fund - Class 529-C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds College 2036 Fund - Class 529-C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds College 2036 Fund - Class 529-C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2036 Fund - Class 529-C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
American Funds College 2036 Fund - Class 529-E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds College 2036 Fund - Class 529-E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds College 2036 Fund - Class 529-E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds College 2036 Fund - Class 529-E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds College 2036 Fund - Class 529-E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2036 Fund - Class 529-E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
American Funds College 2036 Fund - Class 529-T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds College 2036 Fund - Class 529-T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds College 2036 Fund - Class 529-T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds College 2036 Fund - Class 529-T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds College 2036 Fund - Class 529-T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2036 Fund - Class 529-T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
American Funds College 2036 Fund - Class 529-F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds College 2036 Fund - Class 529-F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds College 2036 Fund - Class 529-F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds College 2036 Fund - Class 529-F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds College 2036 Fund - Class 529-F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2036 Fund - Class 529-F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
American Funds College 2036 Fund - Class 529-F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds College 2036 Fund - Class 529-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds College 2036 Fund - Class 529-F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds College 2036 Fund - Class 529-F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds College 2036 Fund - Class 529-F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2036 Fund - Class 529-F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
American Funds College 2036 Fund - Class 529-F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
American Funds College 2036 Fund - Class 529-F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds College 2036 Fund - Class 529-F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds College 2036 Fund - Class 529-F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds College 2036 Fund - Class 529-F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2036 Fund - Class 529-F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
American Funds College 2033 Fund - Class 529-A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College 2033 Fund - Class 529-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds College 2033 Fund - Class 529-A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College 2033 Fund - Class 529-A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds College 2033 Fund - Class 529-A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2033 Fund - Class 529-A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College 2033 Fund - Class 529-C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College 2033 Fund - Class 529-C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds College 2033 Fund - Class 529-C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College 2033 Fund - Class 529-C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds College 2033 Fund - Class 529-C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2033 Fund - Class 529-C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College 2033 Fund - Class 529-E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College 2033 Fund - Class 529-E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds College 2033 Fund - Class 529-E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College 2033 Fund - Class 529-E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds College 2033 Fund - Class 529-E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2033 Fund - Class 529-E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College 2033 Fund - Class 529-T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College 2033 Fund - Class 529-T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds College 2033 Fund - Class 529-T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College 2033 Fund - Class 529-T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds College 2033 Fund - Class 529-T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2033 Fund - Class 529-T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College 2033 Fund - Class 529-F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College 2033 Fund - Class 529-F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds College 2033 Fund - Class 529-F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College 2033 Fund - Class 529-F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds College 2033 Fund - Class 529-F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2033 Fund - Class 529-F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College 2033 Fund - Class 529-F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College 2033 Fund - Class 529-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds College 2033 Fund - Class 529-F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College 2033 Fund - Class 529-F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds College 2033 Fund - Class 529-F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2033 Fund - Class 529-F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College 2033 Fund - Class 529-F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College 2033 Fund - Class 529-F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds College 2033 Fund - Class 529-F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College 2033 Fund - Class 529-F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
American Funds College 2033 Fund - Class 529-F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2033 Fund - Class 529-F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College 2030 Fund - Class 529-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds College 2030 Fund - Class 529-A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds College 2030 Fund - Class 529-A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
American Funds College 2030 Fund - Class 529-A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2030 Fund - Class 529-A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2030 Fund - Class 529-C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds College 2030 Fund - Class 529-C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds College 2030 Fund - Class 529-C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
American Funds College 2030 Fund - Class 529-C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2030 Fund - Class 529-C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2030 Fund - Class 529-E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds College 2030 Fund - Class 529-E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds College 2030 Fund - Class 529-E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
American Funds College 2030 Fund - Class 529-E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2030 Fund - Class 529-E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2030 Fund - Class 529-T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds College 2030 Fund - Class 529-T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds College 2030 Fund - Class 529-T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
American Funds College 2030 Fund - Class 529-T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2030 Fund - Class 529-T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2030 Fund - Class 529-F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds College 2030 Fund - Class 529-F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds College 2030 Fund - Class 529-F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
American Funds College 2030 Fund - Class 529-F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2030 Fund - Class 529-F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2030 Fund - Class 529-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds College 2030 Fund - Class 529-F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds College 2030 Fund - Class 529-F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
American Funds College 2030 Fund - Class 529-F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2030 Fund - Class 529-F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2030 Fund - Class 529-F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds College 2030 Fund - Class 529-F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds College 2030 Fund - Class 529-F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
American Funds College 2030 Fund - Class 529-F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2030 Fund - Class 529-F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2027 Fund Class 529-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2027 Fund Class 529-A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds College 2027 Fund Class 529-A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.00%
American Funds College 2027 Fund Class 529-A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2027 Fund Class 529-A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College 2027 Fund Class 529-C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2027 Fund Class 529-C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds College 2027 Fund Class 529-C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.00%
American Funds College 2027 Fund Class 529-C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2027 Fund Class 529-C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College 2027 Fund - Class 529-E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2027 Fund - Class 529-E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds College 2027 Fund - Class 529-E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.00%
American Funds College 2027 Fund - Class 529-E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2027 Fund - Class 529-E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College 2027 Fund - Class 529-T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2027 Fund - Class 529-T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds College 2027 Fund - Class 529-T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.00%
American Funds College 2027 Fund - Class 529-T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2027 Fund - Class 529-T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College 2027 Fund Class 529-F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2027 Fund Class 529-F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds College 2027 Fund Class 529-F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.00%
American Funds College 2027 Fund Class 529-F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2027 Fund Class 529-F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College 2027 Fund Class 529-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2027 Fund Class 529-F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds College 2027 Fund Class 529-F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.00%
American Funds College 2027 Fund Class 529-F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2027 Fund Class 529-F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College 2027 Fund - Class 529-F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2027 Fund - Class 529-F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds College 2027 Fund - Class 529-F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.00%
American Funds College 2027 Fund - Class 529-F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2027 Fund - Class 529-F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College Enrollment Fund - Class 529-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College Enrollment Fund - Class 529-A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College Enrollment Fund - Class 529-A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
American Funds College Enrollment Fund - Class 529-A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College Enrollment Fund - Class 529-C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College Enrollment Fund - Class 529-C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College Enrollment Fund - Class 529-C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
American Funds College Enrollment Fund - Class 529-C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College Enrollment Fund - Class 529-E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College Enrollment Fund - Class 529-E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College Enrollment Fund - Class 529-E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
American Funds College Enrollment Fund - Class 529-E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College Enrollment Fund - Class 529-T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College Enrollment Fund - Class 529-T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College Enrollment Fund - Class 529-T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
American Funds College Enrollment Fund - Class 529-T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College Enrollment Fund - Class 529-F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College Enrollment Fund - Class 529-F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College Enrollment Fund - Class 529-F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
American Funds College Enrollment Fund - Class 529-F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College Enrollment Fund - Class 529-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College Enrollment Fund - Class 529-F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College Enrollment Fund - Class 529-F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
American Funds College Enrollment Fund - Class 529-F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College Enrollment Fund - Class 529-F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College Enrollment Fund - Class 529-F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College Enrollment Fund - Class 529-F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
American Funds College Enrollment Fund - Class 529-F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]

[1]	Less than 1%.